THRIVENTSERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, MN 55415
November 5, 2018
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	XBRL Supplement of Thrivent Series Fund, Inc. (the “Registrant”)
Ladies and Gentlemen:
Attached for filing is a supplement with an effective date of October 31, 2018, in XBRL format, to the Registrant’s prospectus dated April 30, 2018. If you have any questions or comments, please feel free to contact me at (612) 844-4198.
Sincerely,
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer